Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Board and Compensation Committee do not take material non-public information into account when determining the timing and terms of any grants of equity awards, including stock option grants. The timing of any equity awards to recipients in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
No option awards were issued to executive officers in the fiscal year ended December 31, 2024 during any period beginning four business days before the filing of a periodic report or Current Report on Form 8-K disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method
Our Board and Compensation Committee do not take material non-public information into account when determining the timing and terms of any grants of equity awards, including stock option grants. The timing of any equity awards to recipients in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date). We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
No option awards were issued to executive officers in the fiscal year ended December 31, 2024 during any period beginning four business days before the filing of a periodic report or Current Report on Form 8-K disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false